Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Merger Arbitrage Fund
Risk/Return Supplement [Text Block]	ck0000914243_SupplementTextBlock

October 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Merger Arbitrage Fund

Supplement to the Prospectus and Summary Prospectus dated January 30, 2013

The performance table in the section entitled, “The Fund's Performance” of the summary prospectus and the prospectus of the Touchstone Merger Arbitrage Fund (the “Fund”) has been revised to remove references to the Russell 1000 Growth Index and to show how the Fund's average annual total returns for 1 year and since inception compare with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Accordingly, the performance table is revised as follows:

Average Annual Total Returns

For the period ended December 31, 2012

Touchstone Merger Arbitrage Fund	1 Year	Since Inception (8/9/2011)
Class A Return Before Taxes	-1.73%	0.99%
Class AReturn After Taxes on Distributions	-2.03%	0.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-1.07%	0.73%
Class C Return Before Taxes	2.42%	4.46%
Class Y Return Before Taxes	4.47%	5.59%
Institutional Class Return Before Taxes	4.46%	5.65%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.11%	0.08%

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing Text	ck0000914243_SupplementClosingTextBlock	Please retain this Supplement for future reference
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2012
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011
Touchstone Merger Arbitrage Fund (Prospectus Summary) | Touchstone Merger Arbitrage Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 09, 2011